Offerings - Offering: 1	Dec. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	731,061
Proposed Maximum Offering Price per Unit	4.78
Maximum Aggregate Offering Price	$ 3,494,471.58
Amount of Registration Fee	$ 515.78
Offering Note	Represents the sum of up to 731,061 shares of Common Stock issuable upon exercise of outstanding warrants. This registration statement registers the resale of 731,061 shares of Common Stock. This registration statement was originally filed on Form S-3 and was initially filed with the Securities and Exchange Commission on May 6, 2024, File No. 333-279125 registering the resale of up to 1,420,741 shares of Common Stock, at which time a filing fee of $1,002.37, computed in accordance with Rule 457(c) under the Securities Act, was paid.